SIGNIFICANT ACCOUNTING POLICIES (Details)	6 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2022 USD ($)	Jun. 30, 2022 CNY (¥)
SIGNIFICANT ACCOUNTING POLICIES
Foreign currency transactions, description	¥6.8983 = US$1.00	¥6.8983 = US$1.00
Allowance for credit losses	¥ 500,000			$ 100,000
Impairment for long-lived assets	0		¥ 0
Equity method investment	0		0
Investment Income	0		15,411
Contract assets and contract liabilities from contracts with customers
Contract costs	27,747,782			4,022,409	¥ 33,858,820
Contract liabilities	161,400			$ 23,397	¥ 2,107,277
Shipping and handling expenses	4,021,899	$ 583,028	4,727,496
Revenue recognized	1,901,277	275,615	7,339,616
Impairment for goodwill	0		0
Shipping and Handling
Contract assets and contract liabilities from contracts with customers
Shipping and handling expenses	¥ 101,550	$ 14,721	¥ 38,811
Minimum
SIGNIFICANT ACCOUNTING POLICIES
Property, plant and equipment, useful life	2 years	2 years
Maximum
SIGNIFICANT ACCOUNTING POLICIES
Property, plant and equipment, estimated useful lives	P10Y	P10Y
Motor vehicles | Minimum
SIGNIFICANT ACCOUNTING POLICIES
Property, plant and equipment, useful life	5 years	5 years
Motor vehicles | Maximum
SIGNIFICANT ACCOUNTING POLICIES
Property, plant and equipment, estimated useful lives	P10Y	P10Y
Office equipment | Minimum
SIGNIFICANT ACCOUNTING POLICIES
Property, plant and equipment, useful life	2 years	2 years
Office equipment | Maximum
SIGNIFICANT ACCOUNTING POLICIES
Property, plant and equipment, useful life	5 years	5 years
Leasehold improvement
SIGNIFICANT ACCOUNTING POLICIES
Property, plant and equipment, estimated useful lives	shorter of the lease term or the estimated useful life	shorter of the lease term or the estimated useful life
Production equipment | Minimum
SIGNIFICANT ACCOUNTING POLICIES
Property, plant and equipment, useful life	10 years	10 years
Production equipment | Maximum
SIGNIFICANT ACCOUNTING POLICIES
Property, plant and equipment, useful life	20 years	20 years